Organization And Business	12 Months Ended
Dec. 31, 2012
Organization And Business [Abstract]
Organization And Business [Text Block]
ORGANIZATION AND BUSINESS
Description of Business
We are a leading provider of automated retail solutions offering convenient products and services that benefit consumers and drive incremental retail traffic and revenue for retailers. Our core offerings in automated retail include our Redbox and Coin segments. Our Redbox segment consists of self-service kiosks where consumers can rent or purchase movies and video games, as well as purchase event tickets. Our Coin segment consists of self-service coin-counting kiosks where consumers can convert their coin to cash, a gift card or an e-certificate, among other options. Our New Ventures segment is focused on identifying, evaluating, building, and developing innovative self-service concepts in the marketplace. Our kiosks are located primarily in supermarkets, drug stores, mass merchants, financial institutions, convenience stores, and restaurants. Our kiosk and location counts as of December 31, 2012, are as follows:

	Kiosks	Locations
Redbox(1)	43,700	35,800
Coin	20,300	20,100
Total(1)	64,000	55,900

(1)
Excludes approximately 1,900 kiosks acquired from NCR that had not been replaced with Redbox kiosks or removed at December 31, 2012. See Note 3—Business Combination for more information on the NCR Asset Acquisition.